Loss per share of common stock - Computation of basic and diluted loss per share of common stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss per share of common stock
Net loss	$ (3,377)	$ (3,995)	$ (3,671)	$ (5,652)	$ (10,053)	$ (6,714)	$ (11,043)	$ (22,419)	$ (27,592)	$ (12,470)
Weighted average shares of common stock, basic (in shares)	2,219,625			928,553			1,592,483	629,303	705,193	461,009
Weighted average shares of common stock, diluted (in shares)	2,219,625			928,553			1,592,483	629,303	705,193	461,009
Loss per share of common stock, basic (in dollars per share)	$ (1.52)			$ (6.09)			$ (6.93)	$ (35.63)	$ (39.13)	$ (27.05)
Loss per share of common stock, diluted (in dollars per share)	$ (1.52)			$ (6.09)			$ (6.93)	$ (35.63)	$ (39.13)	$ (27.05)